Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	As at
	Dec 31, 2014	Dec 31, 2013
Cash and cash equivalents	59,879,596	56,860,845